LOANS RECEIVABLE, Loan Receivable Summary (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Held for Investment [Abstract]
Total loans	$ 619,455	$ 532,031
Net deferred loans origination costs and unamortized premiums	1,288	1,611
Less allowance for loan losses	(6,575)	(6,922)
Total loans receivable	614,168	526,720
Residential mortgages [Member]
Held for Investment [Abstract]
Total loans	371,961	323,665
Held-for-sale [Abstract]
Loans Held-for-sale, Mortgages	349	706
Real estate-commercial [Member]
Held for Investment [Abstract]
Total loans	129,345	104,766
Real estate-residential [Member]
Held for Investment [Abstract]
Total loans	20,005	21,570
Real estate-multi-family [Member]
Held for Investment [Abstract]
Total loans	16,623	19,118
Construction loans [Member]
Held for Investment [Abstract]
Total loans	8,773	16,288
Commercial and industrial loans [Member]
Held for Investment [Abstract]
Total loans	6,849	4,646
Total commercial loans [Member]
Held for Investment [Abstract]
Total loans	181,595	166,388
Home equity and second mortgage [Member]
Held for Investment [Abstract]
Total loans	64,202	40,143
Other consumer [Member]
Held for Investment [Abstract]
Total loans	1,697	1,835
Total consumer loans [Member]
Held for Investment [Abstract]
Total loans	65,899	41,978
Total residential and consumer Loans [Member]
Held for Investment [Abstract]
Total loans	$ 437,860	$ 365,643